ORGANIZATION, OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - Canfield [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Rent	$ 27,504	$ 27,504
Office expenses	25,765	40,727
Other SG&A	150,806	126,079
Total	$ 204,075	$ 194,310